Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. In addition, in December 2025, we completed the completed the SOC 2® Type II examination following an audit and a three month compliance period, which validated that our security controls, privacy, and operational practices meet rigorous standards across our products. Further, we have integrated an external MDR (Managed Detection and Response) security platform to provide continuous 24/7 monitoring of our systems, real-time threat detection and alerting and incident response support, enhancing our ability to identify, contain and remediate cybersecurity events in a timely and effective manner. The cybersecurity process has been integrated into our overall risk management system and process, and is internally managed by our R&D department as well as our internal auditor, Deloitte & Co. Israel. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data. See “Item 3.D Risk Factors— Risks Related to Information Technology, Intellectual Property and Data Security and Privacy—If we or our third-party service providers experience a security breach, data loss or other compromise, including if unauthorized parties obtain access to our customers’ data, our reputation may be harmed, demand for our products and services may be reduced, and we may incur significant liabilities.”

The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.

The oversight of cybersecurity threats is undertaken by our Vice President of Research and Development, who holds over two decades of experience in information technology and the design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit and investment committee of such risk by committee meetings.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have integrated an external MDR (Managed Detection and Response) security platform to provide continuous 24/7 monitoring of our systems, real-time threat detection and alerting and incident response support, enhancing our ability to identify, contain and remediate cybersecurity events in a timely and effective manner.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]

The oversight of cybersecurity threats is undertaken by our Vice President of Research and Development, who holds over two decades of experience in information technology and the design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit and investment committee of such risk by committee meetings.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit and investment committee of such risk by committee meetings.